FORM 13F HOLDINGS REPORT

13F-HR
12/31/00
FRANCIS M. REPS
0001073402
x*nmbpg6
REPS FRANCIS M.
NONE
1

TERRY REPS
(520) 684-5334
VULTUREMIN@aol.COM

13F-HR
Form 13F Holdings Report

UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C. 20549

	FORM 13F

	FORM 13F COVER PAGE














Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if amendment [ ]; Amendment Number
This amendment (check only one): [ ] is a restatement
                               [ ] adds new holdings entries

Institutional Investment manager filing this Report:

Name:	Francis M. Reps, Investment Advisor
Address: 	1201 Easy Street
	Wickenburg, AZ  85390

13F file Number: 28-7362

The institutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Terry Reps
Title:	Assistant
Phone:	520-684-5334

Signature, place and date of Signing:

Terry Reps      Wickenburg, AZ    January 18, 2001

Report type (check onlyone):

[X] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

List of other managers Reporting for this manager

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F HOLDINGS REPORT







Report Summary

Number of Other Included Managers	0

Form 13F Table Entry Total	2

Form 13F Table Information Value Total	$118,893,052


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NAME OF ISSUER		TITLE OF CLASS	CUSIP		VALUE	SHARES/	SH/PRN	INVSTMT	OTHER 	VOTING AUTHORITY

							(X$1000)		PRN AM		DSCRETN	MANAGRS	SOLE/SHARED/NONE


ADVAN. MICRO DEV	COM		7903107		1754	127000	SH	SOLE		127000
ALBERTSONS		COM		13104104	530	20000	SH	SOLE		20000
AMER CAP STRAT		COM		24937104	1259	50000	SH	SOLE		50000
AMER EXPRESS		COM		25816109	494	9000	SH	SOLE		9000
AMER. INTEL  GRP.	COM		26874107	739	7500	SH	SOLE		7500
ANALOG DEVICES		COM		32654105	573	11200	SH	SOLE		11200
AVON			COM		54303102	574	12000	SH	SOLE		12000
CARDINAL HEALTH		COM		141494108	697	7000	SH	SOLE		7000
CISCO SYSTEM		COM		17275R102	478	12500	SH	SOLE		12500
CITIGROUP		COM		172967101	708	13866	SH	SOLE		13866
CLAYTON HOMES		COM		184190106	920	80000	SH	SOLE		80000
COMPAQ			COM		204493100	752	50000	SH	SOLE		50000
COMPUTER ASSOC.		COM		204912109	9081	465700	SH	SOLE		465700
CONSECO			COM		208464107	659	50000	SH	SOLE		50000
DANAHER GROUP		COM		235851102	547	8000	SH	SOLE		8000
EXXON			COM		30231G102	521	6000	SH	SOLE		6000
FLEXTRONICS INTL.	COM		Y2573F102	456	16000	SH	SOLE		16000
GENERAL ELECTRIC	COM		369604103	575	12000	SH	SOLE		12000
HOME DEPOT		COM		437076102	649	14200	SH	SOLE		14200
INTEL			COM		458140100	121	4000	SH	SOLE		4000
IOWA BEEF PACKRS	COM		449223106	3557	133000	SH	SOLE		133000
JOHNSON & JOHNSN	COM		478160104	840	8000	SH	SOLE		8000
KROEGER			COM		501044101	4763	17600	SH	SOLE		17600
MEDTRONIC		COM		585055106	724	12000	SH	SOLE		12000
MERCK & CO		COM		589331107	636	6800	SH	SOLE		6800
MGIC INVESTMENT		COM		552848103	539	8000	SH	SOLE		8000
MICROSOFT		COM		594918104	1087	25000	SH	SOLE		25000
MID ATLAN. MEDCAL	COM		59523C107	3357	175000	SH	SOLE		175000
NOBLE DRILLING		COM		655042109	217	5000	SH	SOLE		5000
NORTHRUP		COM		666807102	655	7900	SH	SOLE		7900
OFFSHORE INC.		COM		G90078109	2622	57000	SH	SOLE		55000
PACIFIC HEALTH SYS.	COM		695112102	300	20000	SH	SOLE		20000
PACKAGING CORP.		COM		695156109	483	30000	SH	SOLE		30000
PAN AMER. SAT.		COM		697933109	8387	241800	SH	SOLE		241800
PERMIAN BASIN		COM		714236106	25421	4193100	SH	SOLE		41931000
PFIZER			COM		717081103	460	10000	SH	SOLE		10000
PIM			COM		746909100	296	47857	SH	SOLE		47857
RAYTHEON		COM		755111309	2900	100000	SH	SOLE		100000
RCM STRATEGIC GLBL	COM		74936A101	2415	240000	SH	SOLE		240000
ROBERT HALF INT.	COM		770323103	450	17000	SH	SOLE		17000
SAFEWAY			COM		786514208	750	12000	SH	SOLE		12000
SAN JUAN RYLT. TR.	COM		798241105	25439	2015000	SH	SOLE		2015000
SBC COMMUNICATION	COM		78387G103	558	11700	SH	SOLE		11700
SCHERING PLOUGH		COM		806605101	442	7800	SH	SOLE		7800
SCHWAB CHARLES		COM		808513105	323	11400	SH	SOLE		11400
SOVEREIGN BANCORP	COM		845905108	1186	146000	H	SOLE		146000
STATE STREET CORP	COM		857511844	373	3000	SH	SOLE		3000
SYSCO			COM		871829107	690	23000	SH	SOLE		23000
TYCO INTERNATNL.	COM		902124106	832	15000	SH	SOLE		15000
UNIVERSAL HEALTH SER.	COM		913903100	502	4500	SH	SOLE		4500
UNUMPROVIDENT		COM		91529Y106	5509	205000	SH	SOLE		205000
WALMART			COM		931142103	78	16900	SH	SOLE		16900










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